UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-023776

HARTFORD SCHRODERS PRIVATE OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Schroders
Private Opportunities Fund
Semi-Annual Report
September 30, 2023 (Unaudited)

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Schroders Private Opportunities Fund. The following is the Fund's Semi-Annual Report covering the period from July 31, 2023 (commencement of operations) through September 30, 2023.
Market Review:
During the six months ended September 30, 2023, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.18%. The positive but muted results were driven by episodes of extreme market volatility and shifting sentiment over the direction of inflation, interest rates, and Federal Reserve (Fed) policy—as well as the aftermath of a brief but deeply troubling banking crisis, and a late-period surge in U.S. Treasury yields.
As the period began, the pace of inflation continued to slow significantly from the June 2022 peak of 9.1%. The improving outlook provided the Fed with sufficient leeway to reduce the size of its interest-rate hikes from three quarters of a percent to a quarter percent at regular intervals. But the March 2023 banking crisis involving the liquidation of Silicon Valley Bank and Signature Bank shook market sentiment briefly. Sensing fragility in the financial sector, the Fed used its June 2023 meeting to pause its rate hikes for a month.
Fortuitously, the Consumer Price Index (CPI)2 report issued during the same month showed annual inflation had dropped to 3%. (At the period’s end, the rate had risen to 3.7%). Meanwhile, an unexpectedly positive forward guidance report from chipmaker Nvidia helped kick off a surprise stock rally, lifting the value of many growth oriented equities, particularly those linked to artificial-intelligence technology.
Meanwhile, on Capitol Hill, a potentially catastrophic debt default by the U.S. was avoided near the Memorial Day holiday weekend with an agreement among lawmakers to suspend the nation’s debt limit through January 1, 2025, relieving a major source of market anxiety. Only four months later, as the current period was ending near September 2023, a U.S. government shutdown was narrowly avoided when Congress agreed to a last-minute temporary plan to keep the government funded past the September 30 deadline.
As the final months of 2023 tick by, continued strong consumer demand and low unemployment has injected even greater uncertainty surrounding the Fed’s timetable for keeping interest rates elevated. Sluggish equity-market performance and soaring U.S. Treasury yields during the final two months of the period covered in this report exposed a vein of risk aversion among investors. With volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in the Hartford Schroders Private Opportunities Fund. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Schroders Private Opportunities Fund

Hartford Schroders Private Opportunities Fund (Consolidated)
 Fund Overview
 September 30, 2023 (Unaudited)

Inception 07/31/2023 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroders Capital Management (US), Inc.	Investment objective – The Fund seeks to provide long-term capital appreciation.
Cumulative Total Returns
for the Period Ended 09/30/2023
Since Inception[1]
Class A2	0.62%
Class A3	-4.83%
Class I2	0.74%
Class SDR[2]	0.74%
MSCI ACWI Index (Net)	-6.81%

[1]	Inception: 07/31/2023
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.50%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when repurchased, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the repurchase or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale of Fund shares on 09/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	4.99%	2.26%
Class I	4.39%	1.66%
Class SDR	4.14%	1.41%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 09/30/2024 unless the Fund’s Board of Trustees approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 09/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospect of individual companies. • Private equity investments involve a high degree of business and financial risk that can result in substantial losses. The valuation of private equity investments is complex and is typically based on fair value as determined in good faith by the Fund according to the Fund’s valuation procedures. The Fund’s net asset value could be adversely affected if the Fund’s determination regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon disposal of such investment. • Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. A particular investment may become illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic, and regulatory developments. • Small-cap and Mid-cap companies can have greater risks and volatility than large-cap companies. • Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended. • The Fund’s ESG restrictions will reduce the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have similar restrictions.

2

Hartford Schroders Private Opportunities Fund
Benchmark Glossary (Unaudited)

MSCI ACWI (All Country World) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.
Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
3

Hartford Schroders Private Opportunities Fund
 Statement of Assets and Liabilities (Consolidated)
September 30, 2023 (Unaudited)

Assets:
Cash	12,132,345
Receivables:
From affiliates	66,502
Other assets	43,408
Total assets	12,242,255
Liabilities:
Payables:
Transfer agent fees	21,512
Accounting services fees	41,209
Board of Trustees' fees	13,231
Distribution fees	576
Accrued expenses	78,290
Total liabilities	154,818
Commitments and contingencies (see Note 10)
Net assets	$ 12,087,437
Summary of Net Assets:
Capital stock and paid-in-capital	$ 12,000,000
Distributable earnings (loss)	87,437
Net assets	12,087,437
Class A: Net asset value per share	$ 10.06
Shares outstanding	100,000
Net Assets	$ 1,006,213
Class I: Net asset value per share	$ 10.07
Shares outstanding	100,000
Net Assets	$ 1,007,384
Class SDR: Net asset value per share	$ 10.07
Shares outstanding	1,000,000
Net Assets	10,073,840
The accompanying notes are an integral part of these financial statements.
4

Hartford Schroders Private Opportunities Fund
 Statement of Operations (Consolidated)
For the Period July 31, 2023 (commencement of operations) through September 30, 2023 (Unaudited)

Investment Income:
Interest	108,642
Total investment income, net	108,642
Expenses:
Investment management fees	30,055
Transfer agent fees
Class A	1,792
Class I	1,793
Class SDR	17,927
Distribution fees
Class A	1,168
Custodian fees	176
Registration and filing fees	9,133
Accounting services fees	41,209
Board of Trustees' fees	13,250
Audit and tax fees	44,188
Legal fees	13,250
Other expenses	21,892
Total expenses (before waivers and reimbursements)	195,833
Expense waivers	(149,582)
Investment management fee waivers	(25,046)
Total waivers and reimbursements	(174,628)
Total expenses	21,205
Net Investment Income (Loss)	87,437
Net Realized Gain (Loss) on:
Investments	—
Net Realized Gain (Loss) on Investments	—
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments	—
Net Gain (Loss) on Investments	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 87,437
The accompanying notes are an integral part of these financial statements.
5

Hartford Schroders Private Opportunities Fund
 Statement of Changes in Net Assets (Consolidated)

For the Period Ended September 30, 2023 (Unaudited)(1)
Operations:
Net investment income (loss)	$ 87,437
Net realized gain (loss)	—
Net changes in unrealized appreciation (depreciation)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	87,437
Total distributions	—
Capital Share Transactions:
Sold	12,000,000
Net increase (decrease) from capital share transactions	12,000,000
Net Increase (Decrease) in Net Assets	12,087,437
Net Assets:
Beginning of period	—
End of period	$ 12,087,437

(1)	Commenced operations on July 31, 2023.
The accompanying notes are an integral part of these financial statements.
6

Hartford Schroders Private Opportunities Fund
Financial Highlights (Consolidated)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Private Opportunities Fund(4)
For the Period Ended September 30, 2023 (Unaudited)
A	$ 10.00	$ 0.06	$ —	$ 0.06	$ —	$ —	$ —	$ 10.06	0.62% (5)	$ 1,006	10.42% (6)	1.70% (6)	3.72% (6)	(0.00)% (7)
I	10.00	0.07	—	0.07	—	—	—	10.07	0.74 (5)	1,007	9.72 (6)	1.00 (6)	4.42 (6)	(0.00) (7)
SDR	10.00	0.07	—	0.07	—	—	—	10.07	0.74 (5)	10,074	9.72 (6)	1.00 (6)	4.42 (6)	(0.00) (7)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Commenced operations on July 31, 2023.
(5)	Not annualized.
(6)	Annualized.
(7)	Reflects no investment transactions for the period July 31, 2023 through September 30, 2023.
The accompanying notes are an integral part of these financial statements.
7

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated)
 September 30, 2023 (Unaudited)

1.	Organization:
Hartford Schroders Private Opportunities Fund (the "Fund") is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund operates as a closed-end, tender offer fund pursuant to which it may conduct quarterly tender offers for the repurchase of the Fund’s outstanding common shares of beneficial interest at net asset value. The investment objective of the Fund is to seek to provide long-term capital appreciation. The Fund commenced operations on July 31, 2023.
The Fund offers three separate classes of shares: Class A, Class I and Class SDR. Class A Shares, Class I Shares and Class SDR Shares are subject to different fees and expenses. The Fund's prospectus provides description of each share class expenses, sales charges and minimum investments.
The Fund may invest in the shares of one or more wholly owned and controlled Subsidiaries (each, a “Subsidiary”). Investments in a Subsidiary are expected to provide the Fund with exposure to investments within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. However, unlike the Fund, a Subsidiary is not subject to diversification requirements. The Fund is the sole shareholder of each Subsidiary, and shares of a Subsidiary are not sold or offered to other investors.
As of September 30, 2023, there is one active Subsidiary: the Hartford Funds SPV, LLC, registered in Delaware on December 16, 2022. The Schedule of Investments (Consolidated), Statement of Assets and Liabilities (Consolidated), Statement of Operations (Consolidated), Statements of Changes in Net Assets (Consolidated) and Financial Highlights (Consolidated) of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, total assets of the Fund were $12,242,255, of which none was held in the Hartford Funds SPV, LLC.
The Fund is a non-diversified, closed-end management investment company and applies the specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Company”.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The Net Asset Value (“NAV”) per share is determined for each class of the Fund’s shares as of the close of business on the last business day of each calendar month, each date that a Share is offered, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). If the New York Stock Exchange (the “Exchange”) is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and repurchase requests and calculate the Fund’s NAV in accordance with applicable law. In determining its net asset value, the Fund will value its investments as of the relevant Determination Date. The net asset value for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, the Fund will value its investments in Direct Investments, Secondary Investments and Primary Investments (collectively "Investment Funds") at fair value as determined in good faith under the Valuation Procedures (the "Valuation Procedures"). The fair value of such investments as of each Determination Date ordinarily will be the capital account value of the Fund’s interest in such investments as provided by the relevant general partner, managing member or affiliated investment adviser of the Investment Fund (the "Investment Manager") as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the Investment Manager’s valuations and the relevant Determination Date.
Certain Investment Funds are valued based on the latest NAV reported by the Investment Manager. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.
8

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2023 (Unaudited)

The Fund is designed to invest primarily in private equity investments of various types for which market quotations are not expected to be readily available. With respect to such investments, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to determine the fair valuations of such investments pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee"). The Valuation Designee determines the fair value of the security or other instrument under policies and procedures established by and under the supervision of the Board of Trustees of the Fund. The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Fund’s Board of Trustees. The fair value of the Fund’s investments in Investment Funds, determined by the Valuation Committee in accordance with the Valuation Procedures, are estimates. Ordinarily, the fair value of an Investment Fund is based on the net asset value of the Investment Fund reported by its Investment Manager. If the Valuation Committee determines that the most recent net asset value reported by the Investment Manager of the Investment Fund does not represent fair value or if the Investment Manager of the Investment Fund fails to report a net asset value to the Fund, a fair value determination is made by the Valuation Committee in accordance with the Valuation Procedures. In making that determination, the Valuation Committee will consider whether it is appropriate, in light of all relevant circumstances, to value such Investment Fund at the net asset value last reported by its Investment Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The Valuation Committee uses a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Valuation Committee makes assumptions that are based on market conditions existing at the determination date.
In certain circumstances, the Valuation Committee may determine that cost best approximates the fair value of a particular Investment Fund.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted monthly pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or request the repurchase of shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, or request the repurchase of shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Determination Date.
Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Determination Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
9

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2023 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted monthly pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
In accordance with Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) certain Investment Funds fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As of September 30, 2023, there are no investments.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date for financial reporting purposes.
The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation/depreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date notice is received. Distributions often occur at irregular intervals, and the exact timing of distributions from the portfolio investments may not be known until notice is received. It is estimated that distributions will occur over the life of the portfolio investments.
Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.
Return of capital distributions received from portfolio investments are accounted for as a reduction to cost.
Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
10

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2023 (Unaudited)

d)	Taxes – The Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Fund invests. The Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Consolidated Statement of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Fund Share Valuation and Dividend Distributions to Shareholders – The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends, if any, from net investment income of the Fund and capital gains of the Fund are normally declared and paid annually. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the Investment Funds in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s relatively high expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires regular dividend income.
g)	Basis for Consolidation – The Fund invests all of its total assets in a wholly-owned subsidiary. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.	Securities and Other Investments:
a)	Direct Investments – The Fund's Direct Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm or other entity and are generally structured such that the co-investors are passive.
Direct Investments are more concentrated than Primary Investments and Secondary Investments of an investor’s interest in an Investment Fund, which usually hold multiple operating companies.
b)	Secondary Investments– Secondary Investments ("secondaries") refer to investments in which one investor acquires another investor's existing interest in a private equity investment through a negotiated transaction in which the private equity manager managing the investment remains the same. In making Secondary Investments, the buyer acquires exposure to one or more existing assets of a private equity fund by either acquiring an interest in a fund created to hold the acquired assets or by acquiring the interests of an existing limited partner of the private equity fund and agreeing to take on future funding obligations in exchange for future returns and distributions. A Secondary Investment that involves acquiring an investor's interests in a private equity fund may be acquired at a discount to an Investment Fund's net asset value. As a result, Secondary Investments acquired at a discount may result in unrealized gains to the Fund at the time the Fund next calculates its monthly net asset value. Because Secondary Investments are generally made after an Investment Fund has deployed capital into portfolio companies, these investments are viewed as more mature and may not exhibit the initial decline in net asset value associated with Primary Investments and may reduce the impact of the J-curve associated with private equity primary fund investing. However, there can be no assurance that any or all Secondary Investments made by the Fund will exhibit this pattern of investment returns, and realization of later gains is dependent upon the performance of each Investment Fund’s portfolio companies.
The market for certain Secondary Investments may be very limited, and the strategies and Investment Funds to which the Fund wishes to allocate capital may not be available for Secondary Investment at any given time. Secondary Investments may be heavily negotiated and may incur additional transaction costs for the Fund. There is a risk that investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their holdings and the portfolio companies of the Investment Fund and the Fund may pay more for a Secondary Investment than it would have if it were also privy to such information.
c)	Primary Investments– Primary Investments ("primaries") refer to interests in newly established Investment Funds. Primary Investments are made during the Investment Fund's fundraising period in the form of capital commitments, which are then periodically called by the fund to finance underlying investments in operating companies during a predefined period. A fund's capital account will typically exhibit a "J curve,"
11

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2023 (Unaudited)

undergoing a modest decline in the early portion of its life cycle as expenses outweigh investment gains, with the trend typically reversing in the later portion of its life cycle as underlying investments mature and are eventually realized. There can be no assurance that any or all Primary Investments made by the Fund will exhibit this pattern of investment returns and the realization of investment gains is dependent upon the performance and disposition of each underlying investment. Primary Investments typically range in duration from ten to twelve years, while underlying investments generally range in duration from three to seven years.
Seasoned primaries are primary fund investments made after an Investment Fund has already invested a certain percentage of its capital commitments (e.g., 25%, at the time of closing). Since the Investment Fund contains investments at the time the Fund invests, the Fund is able to accelerate its capital deployment compared to a typical primary fund investment and the Sub-Advisers are able to assess the attractiveness of the investments in the Investment Fund before making a capital commitment thereby reducing the blind-pool risk associated with a typical primary fund investment that has not made any investments.
Typically, private equity fund sponsors will not launch new funds that have the same focus more frequently than every two to four years. Private equity managers pursuing multiple strategies may offer multiple primary new funds each year, but may not offer new funds within a given geography or that pursue a certain strategy in any particular year. Many new funds offered by top-tier private equity firms may be inaccessible due to high demand and, accordingly, may be unavailable for Primary Investments at any given time. As a result, having well-established relationships with fund sponsors is critically important for primary investors.
4.	Principal Risks:
The Fund’s investment portfolio will consist of Investment Interests that hold securities issued primarily by privately held companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk, including those relating to the current global pandemic, which can result in substantial losses.
Investment Interests held by the Fund generally involve capital commitments, with the unfunded component called over time. As a result, the Fund may maintain a sizeable cash and cash equivalent position in anticipation of satisfying capital calls from Investment Interests. The overall impact on performance due to holding a portion of the Fund’s assets in cash and cash equivalents could be negative.
Secondary Investments may be acquired based on incomplete or imperfect information, which may expose the Fund to contingent liabilities, counterparty risks, reputational risks and execution risks. Additionally, the absence of a recognized “market” price means that the Fund cannot be assured that it is paying an appropriate purchase price in connection with Secondary Investments.
While the Sub-Advisers will conduct independent due diligence before executing a Direct Investment, the Fund’s ability to realize a profit on Direct Investments will be particularly reliant on the expertise of the lead investor. To the extent that the lead investor assumes control of the operating company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operations of the operating company. The Fund’s ability to dispose of such investments is typically very limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment.
The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities, including but not limited to if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.
The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete repurchases, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant
12

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2023 (Unaudited)

and unforeseen ways. The future impact of COVID-19, if any, remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
5.	Federal Income Taxes:
a)	The Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period of time. The Fund commenced operations after its fiscal year end, but before the Fund's tax year end of September 30, 2023. At September 30, 2023, the fund had no capital loss carryover.
c)	Tax Basis of Investments – As of September 30, 2023, the Fund did not hold any securities. The aggregate cost of investments for federal income tax purposes at September 30, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ —	$ —	$ —	$ —
6.	Expenses:
a)	Investment Management Agreement – HFMC serves as the Fund’s investment manager. The Fund has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement and SIMNA has contracted with Schroders Capital Management (US), Inc. (“Schroders Capital” and, collectively with SIMNA, the "Sub-Advisers") under a sub-sub-advisory agreement. The Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to SIMNA out of its management fee. SIMNA pays the sub-sub-advisory fees to Schroders Capital.
The Fund pays a monthly management fee in arrears to HFMC at the annual rate of 1.50% of the average month end value of the Fund's net assets (a portion of which will be waived for the first twelve months following the Fund's commencement of operations). HFMC, not the Fund, pays the sub-advisory fees to SIMNA at the annual rate of 1.00% of the average month end value of the Fund’s net assets (a portion of which will be waived for the first twelve months following the Fund’s commencement of operations). SIMNA, not the Fund or HFMC, pays the sub-sub-advisory fees to Schroders Capital. The sub-sub-advisory fee paid by SIMNA to Schroders Capital is determined at the end of each month based on the internal Schroders Group Transfer Pricing Policy then in effect. HFMC has contractually agreed to waive the Fund’s management fee in the amount of 1.25% for the first twelve months following the Fund’s commencement of operations.
b)	Accounting Services Agreement – HFMC provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Fund and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, the Fund pays HFMC a fee. The fund accounting fee for the Fund shall equal the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin.
c)	Operating Expenses – Allocable expenses incurred by the Fund are allocated to each class within the Fund, in proportion of the average monthly net assets of the Fund and classes, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within the Fund. Closing costs associated with the purchase of Direct Investments, Secondary Investments and Primary Investments are included in the cost of the investment. Professional fees relating to investments, including expenses of consultants, investment bankers, attorneys, accountants, and other experts is included in Legal Fees on the Consolidated Statement of Operations. As of September 30, 2023, HFMC has contractually agreed to reimburse expenses to limit total net operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, sub-transfer agency fees payable by Hartford Administrative Services Company (“HASCO”) to the extent that such sub-transfer agency fees are a component of the transfer agency fee payable by the Fund to HASCO,
13

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2023 (Unaudited)

acquired fund fees and expenses, interest expenses, and certain extraordinary expenses) to no more than 0.75% of the Fund’s average monthly net assets. This contractual arrangement will remain in effect at least until September 30, 2024 unless the Fund’s Board of Trustees approves its earlier termination.
d)	Distribution and Service Plan for Class A Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Distributor will also act as agent for the Fund in connection with repurchases of Shares.
For the period ended September 30, 2023, HFD did not receive sales charges for the Fund.
The Board has approved the adoption by the Fund of a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class A Shares. Under the Plan, Class A Shares of the Fund bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Total compensation under the Plan may not exceed the maximum cap imposed by FINRA with respect to asset-based sales charges. Distribution fees paid to HFD may be spent on any activities or expenses primarily intended to result in the sale of the Fund’s Shares. Under the Plan, the Fund pays HFD the entire fee, regardless of HFD's expenditures. Even if HFD's actual expenditures exceed the fee payable to HFD at any given time, the Fund will not be obligated to pay more than that fee. If HFD's actual expenditures are less than the fee payable to HFD at any given time, HFD may realize a profit from the arrangement. Pursuant to the Class A Plan, the Fund may pay HFD a fee of up to 0.70% of the average monthly net assets attributable to Class A Shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities.
No market currently exists for the Fund's Shares. The Fund's Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and the Fund does not anticipate that any secondary market will develop for its Shares. Neither HFMC nor HFD intends to make a market in the Fund's Shares.
e)	Other Related Party Transactions – Certain officers of the Fund are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended September 30, 2023, the Fund’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds complex. For the period ended September 30, 2023, CCO compensation accrued is included in the Board of Trustees Fees on the Consolidated Statement of Operations and is also in the Board of Trustees Fees on the Consolidated Statement of Assets and Liabilities.
f)	HASCO, an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. The Fund pays HASCO a transfer agency fee payable monthly based on the costs of providing or overseeing transfer agency services provided to each share class of the Fund plus a target profit margin. Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to UMB Fund Services, Inc. ("UMBFS") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and UMBFS (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Board of Trustees; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Pursuant to a sub-transfer agency agreement between HASCO and UMBFS, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to UMBFS. The Fund does not pay any fee directly to UMBFS; rather, HASCO makes all such payments to UMBFS. The accrued amount shown in the Statement of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the period ended September 30, 2023, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:

Class A	Class I	Class SDR
1.07%	1.07%	1.07%
7.	Affiliate Holdings:
As of September 30, 2023, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of a Class:
	Class A	Class I	Class SDR
	100%	100%	40%

14

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2023 (Unaudited)

8.	Beneficial Fund Ownership:
As of September 30, 2023, to the knowledge of the Fund, the shareholders listed below beneficially held more than 25% of the shares outstanding of the Fund.

Shareholder	Percentage of Ownership
Schroder US Holdings, Inc	50%
Hartford Funds Management Company, LLC	50%
9.	Commitments:
As of September 30, 2023, the Fund has $1,221,718 in unfunded commitments to Investment Funds.
10.	Capital Share Transactions:
The Fund offers 3 classes of shares, Class A, Class I, and Class SDR shares on a continuous basis at the NAV per shares. The minimum initial investment for Class A and Class I Shares of the Fund is $25,000, and the minimum subsequent investment for Class A and Class I Shares of the Fund is $10,000. The minimum initial investment for Class SDR Shares of the Fund is $5,000,000, while subsequent investments may be made in any amount. These minimums may be waived for certain investors. Class A Shares are subject to a sales charge of up to 3.50%. Class I Shares and Class SDR Shares of the Fund are not subject to sales charges. Under the Plan, the Fund may charge a distribution and service (12b-1) fee up to a rate of 0.70% of the NAV as of the end of each month of the Fund attributable to Class A shares.
The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange. No secondary market is expected to develop for the Fund's Shares. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. No shareholder has the right to require the Fund to redeem his, her or its Shares.
Beginning no later than the fifth full calendar quarter following the date the Fund commences operations, HFMC intends to recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from shareholders on a quarterly basis. Such repurchases are expected to be offered at the Fund’s net asset value per share as of March 31, June 30, September 30 and December 31 (each, a "Valuation Date"), as applicable. Each repurchase offer will generally commence approximately 75 days prior to the applicable Valuation Date and will remain open for a minimum of 20 business days following the commencement of the offer. It is also expected that HFMC will recommend to the Board, subject to the Board’s discretion, that any such tender offer would be for an amount that is not more than 5% of the Fund's net asset value. There can be no assurance that the Board will accept HFMC's recommendation.
Any repurchase of Shares from a shareholder that were held for less than one year (on a first-in, first-out basis) will be subject to an "Early Repurchase Fee" equal to 2% of the net asset value of any Shares repurchased by the Fund that were held for less than one year. If an Early Repurchase Fee is charged to a shareholder, the amount of such fee will be retained by the Fund.
The following information is for the period ended September 30, 2023:

	For the Period Ended September 30, 2023(1)
	Shares	Amount
Class A
Shares Sold	100,000	$ 1,000,000
Class I
Shares Sold	100,000	$ 1,000,000
Net Increase (Decrease)	100,000	1,000,000
Class SDR
Shares Sold	1,000,000	$ 10,000,000
Net Increase (Decrease)	1,000,000	10,000,000
Total Net Increase (Decrease)	1,200,000	$ 12,000,000

(1)	Commenced operations on July 31, 2023.
15

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2023 (Unaudited)

11.	Indemnifications:
Under the Fund’s organizational documents, the Fund shall indemnify its officers and trustees to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Fund, may enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
12.	Subsequent Events:
In connection with the preparation of the financial statements of the Fund as of and for the period ended September 30, 2023, events and transactions subsequent to September 30, 2023, through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure.
Subsequent to September 30, 2023, the Fund purchased four Investment Funds and provided $3,498,949 as capital contributions to its private equity investments.
16

Hartford Schroders Private Opportunities Fund

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-660-3010 and (2) on the SEC’s website at http://www.sec.gov.
The Fund intends to hold a portion of its interests in the Investment Funds in non-voting form when required by law or regulation. Where the Fund anticipates that it would own voting securities of an Investment Fund in an amount that is in excess of amounts permitted by law or regulation, the Fund will typically seek to either purchase non-voting securities of such Investment Fund or to enter into contractual arrangements with such Investment Funds, typically before the initial purchase, which relinquish the right to vote in respect of a portion of those voting securities to the extent required to comply with applicable laws and regulations.
The Fund will file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31st of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-888-660-3010 and on the SEC’s website at www.sec.gov.
The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings to be filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year will be available (1) without charge, upon request, by calling 1-888-660-3010, (2) on the Fund's website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
17

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)
Hartford Schroders Private Opportunities Fund
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At its meeting held on November 8-10, 2022, the Board of Trustees (the “Board”) of the Hartford Schroders Private Opportunities Fund (the “Fund”), including the Independent Trustees, unanimously voted to approve for an initial two-year period (i) an investment management agreement for the Fund with Hartford Funds Management Company, LLC (“HFMC”) (the “Management Agreement”); (ii) a separate investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and between HFMC and the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.” or the “Sub-adviser”), with respect to the Fund; and (iii) a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) by and between SIMNA Inc. and Schroders Capital Management (US) Inc. (“Schroders Capital,” and together with SIMNA Inc., the “Sub-advisers,” and together with HFMC, the “Advisers”) with respect to the Fund.
Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, members of the Board and its Investment Committee considered the materials and presentations from representatives of the Advisers, including a presentation from the Fund’s proposed portfolio managers, received at meetings held on August 3-4, 2021, February 9-10, 2022, and November 8-10, 2022 regarding the Fund and its investment strategy. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meeting on November 8-10, 2022 concerning the Agreements.
In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Fund and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel in executive session to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
Nature, Extent and Quality of Services to be Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength, and the Board’s past experience with HFMC and SIMNA Inc. with respect to the services that HFMC and SIMNA Inc. provide to other funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of HFMC’s and SIMNA Inc.’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Hartford funds. The Board also considered that the Fund would be the first closed-end tender offer fund managed by HFMC, and that HFMC has extensive experience advising actively managed open-end funds, including open-end funds sub-advised by SIMNA Inc., and previously managed a closed-end interval fund.
The Board considered the special attributes of the Fund as a closed-end fund that has elected to operate as a tender offer fund relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by HFMC and its affiliates and the Sub-advisers in developing and maintaining the processes and infrastructure necessary to support the ongoing operations of the Fund, including the subscription and tender offer processes.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide investment advisory services to the Fund as well as administrative services in connection with selecting, monitoring and supervising the Fund’s Sub-advisers, and that HFMC had recommended to the Board that the Sub-advisers be appointed as the sub-adviser and sub-sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by
18

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

the Sub-advisers. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Hartford fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered that HFMC would oversee the Sub-advisers’ investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the Fund. In addition, the Board considered that HFMC would oversee the Sub-advisers’ management of liquidity in the Fund’s portfolio to satisfy periodic tender offers as well as capital calls from underlying private equity funds.
The Board also considered that HFMC would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, including the Fund’s periodic tender offer process. In this regard, the Board considered that HFMC would oversee the Fund’s compliance with the exemptive order requested from the Securities and Exchange Commission that, if granted, would permit the Fund to co-invest in certain negotiated investments with other funds or accounts managed by the Sub-advisers or their affiliates. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.
With respect to SIMNA Inc. and Schroders Capital, which would provide certain day-to-day portfolio management services for the Fund, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers, and each Sub-adviser’s method for compensating the portfolio managers. The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to the Fund and HFMC’s oversight of these practices.
The Board also considered information provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Hartford funds’ Chief Compliance Officer that the written compliance policies and procedures of each of HFMC and the Sub-advisers are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered the Fund’s compliance policies and procedures relating to Section 16 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 13e-4 under the Exchange Act, which are not applicable to open-end funds.
In considering the foregoing information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HFMC and the Sub-adviser. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC and the Sub-advisers.
Performance of the Fund and the Advisers
The Board considered the investment performance of the Sub-advisers and their portfolio management teams, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, past performance of a foreign fund managed by an affiliate of Schroders Capital that uses an investment strategy substantially similar to that proposed for the Fund (although this fund is not a registered investment company) (the “Comparable Foreign Fund”). HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-advisers have the capability of providing satisfactory investment performance for the Fund.
Costs of the Services and Profitability of the Advisers
In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC from the investment management and related services to be provided to the Fund. In evaluating HFMC’s estimated profitability with respect to the Fund, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability to HFMC of managing the Fund would depend on the growth of the Fund’s assets under management. The Board considered representations from HFMC and SIMNA Inc. that SIMNA Inc.’s fees were negotiated at arm’s length and that the sub-advisory fees are paid by HFMC and not the Fund. The Board
19

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

also considered that Schroders Capital is an affiliate of SIMNA Inc. and that Schroders Capital’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Fund. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement.
Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.
Comparison of Fees and Services to be Provided by the Advisers
The Board considered comparative information with respect to the services to be rendered to and the management fees to be paid by the Fund to HFMC and the estimated total expense ratios of the Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to SIMNA Inc. with respect to the Fund. In this regard, the Board requested and reviewed information from HFMC and SIMNA Inc. relating to the proposed management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, the amount of the management fee to be retained by HFMC, and the estimated total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed contractual management fee and estimated total expense ratios relative to a custom peer group of comparably-sized registered, non-exchange listed closed-end funds that invest primarily in private equity (the “Peer Group”). As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which included input from an independent financial services consultant engaged by the Independent Trustees to assist them in evaluating the Fund’s proposed management fees and estimated total expense ratios. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and its Peer Group.
In considering the reasonableness of the Fund’s proposed management and sub-advisory fees and estimated total expense ratios, the Board considered that the Fund’s proposed contractual management fee was above the average and median of its Peer Group. The Board noted, however, that the comparison does not take into account any incentive or performance-based fees charged by certain of the funds included in the Peer Group and that the inclusion of such fees would have increased the total fees received by such fund’s investment manager. The Board further considered that the Fund’s proposed contractual management fee and estimated total net expense ratio for Class A shares each fell within the 3rd quintile of its Peer Group. The Board also considered that HFMC has contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund for an initial term that will be through September 30, 2024 and, in addition, that HFMC has contractually agreed to waive a portion of the Fund’s management fee for the first twelve months following the Fund’s commencement of operations.
The Board also received information regarding fees charged by Schroders Capital’s affiliate to the Comparable Foreign Fund. The Board considered the explanations provided by the Sub-advisers about differences between the Fund and the Comparable Foreign Fund, including differences in the fee structure for each type of product and the services provided to each type of product. Based on these considerations, the Board concluded that the Fund’s proposed fees and estimated total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board considered HFMC’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board noted that the Fund’s proposed management fee does not contain breakpoints. The Board considered that expense limitations and fee waivers that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board also considered that HFMC has been active in managing expenses for the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.
The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would monitor any future growth in the Fund’s assets and the appropriateness of management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
20

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund. The Board noted that HFMC would receive fees for fund accounting and related services from the Fund. The Board also considered that Hartford Administrative Services Company, the Fund’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Fund.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, would serve as principal underwriter of the Fund. The Board noted that, as principal underwriter, HFD would receive distribution and service fees from the Fund and would receive all or a portion of the sales charges on sales or repurchases of certain classes of shares. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA would be involved in the distribution of the Class SDR shares of the Fund, and HFMC would compensate SFA for such services.
The Board further considered that the Sub-adviser has agreed to reimburse HFMC a certain portion (or in the case of the Fund’s Class SDR, 100%) of HFMC’s expense reimbursement obligation to the Fund. The Board noted that this arrangement could result in a benefit for HFMC because HFMC will not be solely responsible for the costs of expense reimbursements payable to the Fund.
                                                                                                                    * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
21

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

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This report is submitted for the general information of the shareholders of the Hartford Schroders Private Opportunities Fund (the "Fund"). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.
Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager. The Fund is sub-advised by Schroder Investment Management North America Inc. (SIMNA) and sub-sub advised by Schroders Capital Management (US), Inc. (Schroders Capital). HFD and HFMC are not affiliated with SIMNA and Schroders Capital.
MFSAR-SPO23    11/23     Printed in the U.S.A.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SCHRODERS PRIVATE OPPORTUNITIES FUND

Date: December 8, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 8, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: December 8, 2023	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)